Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net operating loss carry forwards	$ 21,286,000	$ 32,028,000
Orphan drug and research and development credit carry forwards	7,878,000	6,374,000
Equity based compensation	1,332,000	1,943,000
Intangibles	1,289,000	1,921,000
Total	31,785,000	42,266,000
Valuation allowance	(31,785,000)	(42,266,000)
Net deferred tax assets